Investments in associates and joint ventures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity in earnings	R$ 177,343	R$ 164,476	R$ 154,525	R$ 149,465
Other comprehensive income	(6,329)	(2,827)	1,029
Total Income	R$ 24,408	R$ 25,557	16,093
Pravaler S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	51.94%	52.64%
Percentage interest in voting capital	4197.00%	4237.00%
Porto Seguro Itau Unibanco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		42.93%
Percentage interest in voting capital		42.93%
B S F Holding S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		49.00%
Percentage interest in voting capital		49.00%
Gestora De Inteligencia De Credito S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	15.71%	19.64%
Percentage interest in voting capital	16.00%	20.00%
Compania Uruguaya De Medios De Procesamiento S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		31.42%
Percentage interest in voting capital		29.24%
Rias Redbanc S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		25.00%
Percentage interest in voting capital		2500.00%
Kinea Private Equity Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	80.00%	80.00%
Percentage interest in voting capital	49.00%	49.00%
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital	28.05%	28.05%
Percentage interest in voting capital	28.95%
Olimpia Promocao E Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		50.00%
Percentage interest in voting capital		50.00%
Conect Car Solucoes De Mobilidade Eletronica S. A. [Member]
IfrsStatementLineItems [Line Items]
Percentage interest in total capital		50.00%
Percentage interest in voting capital		50.00%
Investments in Subsidiaries Associates and Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment	R$ 7,443	R$ 6,121
Equity in earnings	736	1,164	1,399
Other comprehensive income	(15)	(60)
Total Income	657	1,104
Associates [member] | Investments in Subsidiaries Associates and Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment	7,187	5,891
Equity in earnings	672	1,238	1,556
Other comprehensive income	(15)	(60)
Total Income	721	1,178
Joint ventures where entity is venturer [member] | Investments in Subsidiaries Associates and Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment	256	230
Equity in earnings	(64)	(74)	R$ (157)
Total Income	R$ (64)	R$ (74)